Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities
Marketable Securities
Total
Balance at December 31, 2019	$346
Additions upon acquisition of Eastmain (a)	1,662
Additions	102
Unrealized net gain	565
Balance at December 31, 2020	$2,675
Additions	110
Sale of marketable securities	(1,000)
Realized loss on disposition	(311)
Unrealized net loss	(869)
Balance at December 31, 2021	$605